Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	BRUCE FUND INC
Entity Central Index Key	0000047071
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2019
Document Effective Date	Oct. 28, 2019
Prospectus Date	Oct. 28, 2019